Related party transactions	3 Months Ended
Mar. 31, 2026
Related party transactions [abstract]
Related party transactions
20.	Related party transactions

Related parties and related party transactions impacting the condensed consolidated interim financial statements are summarized below and include transactions with the following individuals or entities:

Key management personnel

Related parties include directors, officers, close family members, certain consultants and enterprises that are controlled by these individuals as well as certain individuals performing similar functions.

Key management personnel are those individuals who have authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, including any directors (executive and non-executive) of the Company.

Transactions with key management and directors comprise the following:

a)	Director’s compensation for the three months ended March 31, 2026, is $30,848 (2025 – $29,587).

b)	During the three months ended March 31, 2026, the Company granted 5,000 (2025 – 57,692) options to an officer of the Company with an exercise price of $6.50 (2025 - C$6.60 to C$9.90) and expiring five years (2025 – two years) from the date of issuance.

c)	During the three months ended March 31, 2026, the Company issued a total of 300,000 Class B Subordinate Voting Shares related to management bonuses of $645,570 accrued as of December 31, 2025 (Note 13).

d)	Of the 3,750 March 2026 Debenture Units, 300 March 2026 were issued to a related party of the Company, who is a director of the Company, and 1,400 March 2026 Debenture Units were issued to an entity, which is owned by a family member of the CFO of the Company. (Note 12).

e)	During the year ended December 31, 2025, the Company entered into a lease agreement with Peak Corp, an entity, which is owned by a family member of the CFO of the Company. The lease arrangement had resulted in the right-of-use asset recognized as at December 31, 2025, of $102,320. The lease term ends on June 30, 2027. During the three months ended March 31, 2026, the Company paid an aggregate of C$27,120 for monthly installments in accordance with the lease arrangement.

Key management personnel compensation during the three months ended March 31, 2026, and 2025, is comprised of:

	2026	2025
	$	$
Salaries, benefits, bonuses and consulting fees	217,665	208,132
Share-based payments	761,025	1,316,483
	978,690	1,524,615

As at March 31, 2026, the Company has $Nil (December 31, 2025 - $645,570) owing to related parties related to bonus accruals included in accounts payable and accrued liabilities.